Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-43094
Entity Registrant Name	Jaguar Uranium Corp.
Entity Central Index Key	0002039273
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3-1136 Centre Street
Entity Address, City or Town	Thornhill
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4J 3M8
City Area Code	416
Local Phone Number	648-4065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common shares, no par value
Trading Symbol	JAGU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false